Cover Cover	Jan. 07, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 07, 2020
Entity Registrant Name	AMERICAN TOWER CORP /MA/
Entity Central Index Key	0001053507
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14195
Entity Tax Identification Number	65-0723837
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	375-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMT
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.375% Senior Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	1.375% Senior Notes due 2025
Trading Symbol	AMT 25A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.950% Senior Notes due 2026
Entity Information [Line Items]
Title of 12(b) Security	1.950% Senior Notes due 2026
Trading Symbol	AMT 26B
Security Exchange Name	NYSE